                    SUPPLEMENT DATED SEPTEMBER 24, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective October 5, 2009, certain Portfolios available for investment by Subaccounts offered in your contract will be renamed as listed below.

-------------------------------------------------------------------------------------------------------------
                      Current Name                                             New Name
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc. -- Legg  Legg Mason Partners Equity Trust -- Legg Mason
Mason Partners Aggressive Growth Fund, Inc. -- Financial  ClearBridge Aggressive Growth Fund -- Class FI
Intermediary Class
-------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc. -- Legg Mason Value Trust,   Legg Mason Value Trust, Inc. -- Legg Mason Capital
Inc. -- Financial Intermediary Class                      Management Value Trust, Inc. -- Class FI
-------------------------------------------------------------------------------------------------------------

The prospectus is revised accordingly.

45150 SUPPB 09/24/09